SAAT CORE MARKET STRATEGY FUND (Third Summary Prospectus) | SAAT CORE MARKET STRATEGY FUND
Core Market Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Core Market Strategy Fund
In the Fund Summary for the Core Market Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-70%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-30%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-75%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Core Market Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)